Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (460,397)	$ 174,407
Adjustments to reconcile net income to net cash used in operating activities:
Net loss from disposal of fixed assets	539,327	577,139
Bad debt provision	330,573	338,814
Provision (recovery of provision) for financial guarantee losses	15,586	(38,055)
Deferred tax benefits	(219,226)	(851,408)
Changes in fair value of warrant liabilities	27,730	2,631
Loss (gain) from lease modification	20,386	(7,055)
Accretion of finance leases	4,900	7,244
Changes in operating assets and liabilities:
Accounts receivables	1,112,931	(6,039,350)
Inventories	(2,330)
Other current assets	3,419,669	3,156,547
Other receivables	2,997,179	(3,343,895)
Pledged deposits and other non-current assets	82,099	5,044,909
Advances from customers	(19,159)	(10,734)
Tax payable	304,981	67,099
Accrued expenses and other liabilities	67,147	1,182,426
Net Cash Provided by (Used in) Operating Activities	8,221,396	260,719
Cash Flows from Investing Activities:
Repayment (disbursement) of loans to third parties	(3,433,781)	(18,504,614)
Redemption of short-term investment		8,610,796
Payment of due from related party	(11,160)	(140,531)
Net Cash Used in Investing Activities	(3,444,941)	(10,034,349)
Cash Flows from Financing Activities:
Repayment of bank loans	(2,942,152)
Payment of lease liabilities	(13,320)	(111,785)
Net Cash Used in Financing Activities	(2,955,472)	(111,785)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	564,020	2,123,282
Net increase (decrease) in cash, cash equivalents, and restricted cash in banks	2,385,003	(7,762,133)
Cash, cash equivalents, and restricted cash in banks at beginning of year	30,807,604	22,145,525
Cash, cash equivalents, and restricted cash in banks at end of year	33,192,607	14,383,392
Supplemental Cash Flow Information
Cash paid for interest expense	146,215
Cash paid for income taxes		$ 179,373